Goodwill	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Goodwill
18.	GOODWILL

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2016	$12,495,515	$1,988,996	$10,506,519
Acquisitions through business combinations (Note 30)	15,323	-	15,323
Effect of foreign currency exchange differences	(31,533)	-	(31,533)
Balance at December 31, 2016	12,479,305	1,988,996	10,490,309
Impairment losses recognized	-	425,117	(425,117)
Effect of foreign currency exchange differences	(130,698)	-	(130,698)
Balance at December 31, 2017	12,348,607	2,414,113	9,934,494

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Acquisition through business combinations (Note 30)	$39,990,231	$-	$39,990,231
Effect of foreign currency exchange differences	49,721	-	49,721

Balance at December 31, 2018	$52,388,559	$2,414,113	$49,974,446

	Cost	Accumulated impairment	Carrying amount
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2018	$403,418	$78,867	$324,551
Acquisition through business combinations (Note 30)	1,306,443	-	1,306,443
Effect of foreign currency exchange differences	1,624	-	1,624

Balance at December 31, 2018	$1,711,485	$78,867	$1,632,618

a.	Allocating goodwill to cash-generating units

Goodwill had been allocated to the following cash-generating units for impairment testing purposes: packaging segment, testing segment, EMS segment and other segment. The carrying amounts of goodwill allocated to cash-generating units were as follows:

	December 31
	2017	2018
Cash-generating units	NT$	NT$	US$ (Note 4)

Packaging segment	$1,362,724	$35,729,371	$1,167,245
Testing segment	7,775,581	13,448,886	439,362
Others	796,189	796,189	26,011

	$9,934,494	$49,974,446	$1, 632,618

b.	Impairment assessment

At the end of each year, the Group performs impairment assessment by reviewing the recoverable amounts based on value in use which incorporates cash flow projections estimated by management covering a five-year period. The cash flows beyond that five-year period have been extrapolated using a steady per annum growth rate. In assessing value in use, the estimated future cash flows are discounted to their present value using annual discount rates which were 9.09%-10.49%, 8.97%-11.29% and 8.01%- 8.57% as of December 31, 2016, 2017 and 2018, respectively. The key assumption used in value in use calculations was the growth rates for operating revenue, which were based on the revenue forecast for the Group and the industry as well as the Group’s historical experience.

As of December 31, 2017, the recoverable amount of other segment was lower than its carrying amount since its actual growth in revenue did not meet its forecast previously made by management. The review led to the recognition of an impairment loss of NT$425,117 thousand under the line item of other operating income and expenses, net (Note 26) in the consolidated statements of comprehensive income for the year ended December 31, 2017.

Management believed that any reasonably possible change in the key assumptions on which recoverable amount would not cause the aggregate carrying amount of the cash-generating unit to exceed its aggregate recoverable amount significantly.